Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Worldwide Growth Fund, Inc - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Worldwide Growth Fund, Inc - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Worldwide Growth Fund, Inc - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Worldwide Growth Fund, Inc - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Alphabet, Inc., Cl. C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Visa, Inc., Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Novo Nordisk A/S, ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
BNY Mellon Worldwide Growth Fund, Inc - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .01%.